FUTURE CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
FUTURE CHANGES IN ACCOUNTING POLICIES [abstract]
FUTURE CHANGES IN ACCOUNTING POLICIES

3.	FUTURE CHANGES IN ACCOUNTING POLICIES

The IASB has issued the following new standards but they are not yet effective. Pronouncements that are not applicable to the Company have been excluded from this note:

IFRS 15 Revenue from Contracts with Customers— The final standard on revenue from contracts with customers was issued on May 28, 2014 and is effective for annual reporting periods beginning after January 1, 2018 for public entities. The Company has completed its assessment of the impact of the new standard on its future financial statements under the modified retrospective approach.  The process has included a review of all material contracts as well as the nature and type of the various Streams and royalties that the Company holds.  This assessment has also included identifying the contract with the customer, the separate performance obligations contained therein and the appropriate transaction price. The adoption of the new standard will not give rise to any material changes to the Company’s sub processes, IT controls or consolidated financial statements.

In January 2016, the IASB issued IFRS 16 Leases, which requires lessees to recognize assets and liabilities for most leases. IFRS 16 becomes effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively with early adoption permitted, provided IFRS 15 has been applied or is applied at the same date as IFRS 16. The new standard is not expected to have a material impact on the Company’s consolidated financial statements.

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